Business Combination - Business Combination, ProFroma Information, Revenue and Earnings of Acquiree since Acquisition Date, Actual (Detail) (Seahawk, USD $) In Millions, unless otherwise specified	8 Months Ended
Dec. 31, 2011
Seahawk
Business Combination, Pro Forma Information [Abstract]
Revenue	$ 74.4
Net income	$ 18.3